Gross and Net Realized Investment (Losses) Gains (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment gains/losses [Line Items]
OTTI	$ (174,823)	$ (58,975)	$ (6,445)
Net (losses) gains on available-for-sale securities	(42,469)	35,042	79,251
Gross gains on exchanges		31,832
Gross losses on exchanges	(11)	(11)	(84)
Net (losses) gains on held-to-maturity securities	(11)	31,821	(84)
(Provision) benefit for mortgage loans on real estate	(11,000)	(2,400)	5,000
Investment in affiliates			(6,500)
Gain on real estate sales		5,929
Investment in limited partnerships	2,150
Net gains on sales of acquired loans	2,005	24,027	95
Other		(6)
Net realized investment (losses) gains	(49,325)	94,413	77,762
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	198,851	108,094	96,698
Gross losses on sales	(71,002)	(15,272)	(11,114)
OTTI	(172,530)	(57,598)	(6,445)
Net (losses) gains on available-for-sale securities	(44,681)	35,224	79,139
Equity securities
Investment gains/losses [Line Items]
Gross gains on sales	3,109	2	113
Gross losses on sales	(897)	(184)	(1)
Net gains (losses) on equity securities	$ 2,212	$ (182)	$ 112